Commitments (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	19,750
2015	8,321
2016	4,700
2017	4,465
2018 and thereafter	21,406
Total future minimum lease payments for operating leases	58,642
Contingent rentals on operating leases	249	1,912